LONG-TERM DEBT AND CREDIT FACILITIES (Details - Financings during the year) € in Millions, £ in Millions, CAD in Millions, BRL in Millions, $ in Millions	1 Months Ended					12 Months Ended
	Oct. 31, 2017 EUR (€)	Jul. 31, 2017 USD ($)	Jun. 30, 2017 CAD	May 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 BRL	Dec. 31, 2017 CAD	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Oct. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure Of Detailed Information About Borrowings Line Items
Principal value									$ 11,842			$ 10,260
Authorized credit facilities									2,090			1,890
Series 3 medium-term notes
Disclosure Of Detailed Information About Borrowings Line Items
Principal value							CAD 200		159
Borrowings, maturity						November 2018
Corporate Borrowings
Disclosure Of Detailed Information About Borrowings Line Items
Principal value									$ 1,670			$ 1,562
Borrowings, interest rate						4.50%	4.50%	4.50%	4.50%			4.50%
Borrowings Term						6.4	6.4	6.4	6.4			7.4
Credit facilities
Disclosure Of Detailed Information About Borrowings Line Items
Principal value									$ 887			$ 673
Borrowings, maturity			June 30, 2022
Borrowings, interest rate basis			banker’s acceptance rate, LIBOR or EURIBOR
Borrowings, interest rate						2.60%	2.60%	2.60%	2.60%			1.90%
Borrowings Term						4.5	4.5	4.5	4.5			4.5
Corporate credit facilities
Disclosure Of Detailed Information About Borrowings Line Items
Authorized credit facilities											$ 1,600
Brookfield Asset Management credit facilities
Disclosure Of Detailed Information About Borrowings Line Items
Authorized credit facilities					$ 400
Sudsidiary
Disclosure Of Detailed Information About Borrowings Line Items
Principal value									$ 9,285			$ 8,025
Borrowings, interest rate						6.50%	6.50%	6.50%	6.50%			6.40%
Borrowings Term						9	9	9	9			9
417 MW Hydroeletric facility
Disclosure Of Detailed Information About Borrowings Line Items
Principal value					$ 60
Borrowings, maturity					March 2022
Borrowings, interest rate					3.75%
44 MW hydroelectric portfolio
Disclosure Of Detailed Information About Borrowings Line Items
Principal value				$ 65
Borrowings, maturity				May 2027
Borrowings, interest rate				4.86%
11 MW wind asset
Disclosure Of Detailed Information About Borrowings Line Items
Principal value											$ 11
Borrowings, maturity			June 2024
Borrowings, interest rate			5.28%								5.28%
17 MW hydroeletric facility
Disclosure Of Detailed Information About Borrowings Line Items
Principal value			CAD 55								$ 43
Borrowings, maturity			May 2044
Borrowings, interest rate			4.49%								4.49%
360 MW hydroelectric portfolio
Disclosure Of Detailed Information About Borrowings Line Items
Principal value		$ 475
Borrowings, maturity		July 2032
Borrowings, interest rate		4.40%
47 MW wind portfolio
Disclosure Of Detailed Information About Borrowings Line Items
Principal value	€ 78									$ 92
Borrowings, maturity		2032
Borrowings, interest rate basis	EURIBOR
Working capital facility	€ 6									8
Debt reserve facility	€ 4									4
872 MW hydroelectric portfolio
Disclosure Of Detailed Information About Borrowings Line Items
Principal value										$ 305
Borrowings, maturity	December 2030
Borrowings, interest rate	4.29%									4.29%
28 MW Hydroelectric facility
Disclosure Of Detailed Information About Borrowings Line Items
Principal value						BRL 166			$ 50
Borrowings, maturity						2038
28 MW Hydroelectric facility | TJLP
Disclosure Of Detailed Information About Borrowings Line Items
Borrowings, interest rate						2.12%	2.12%	2.12%	2.12%
16 MW wind facility
Disclosure Of Detailed Information About Borrowings Line Items
Principal value								£ 17	$ 22
Borrowings, maturity						2035
16 MW wind facility | LIBOR
Disclosure Of Detailed Information About Borrowings Line Items
Borrowings, interest rate						2.20%	2.20%	2.20%	2.20%